As filed with the Securities and Exchange Commission on March 15, 2000


                                             Securities Act file No. 333-88483
                                      Investment Company Act File No. 811-6570
===============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                             --------------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                             --------------------


    | | PRE-EFFECTIVE AMENDMENT NO.___    |X| POST-EFFECTIVE AMENDMENT NO. 1
                       (CHECK APPROPRIATE BOX OR BOXES)


                             --------------------

                        MUNIYIELD NEW JERSEY FUND, INC.
            (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                             --------------------

                                (609) 282-2800
                       (AREA CODE AND TELEPHONE NUMBER)

                             --------------------

                            800 SCUDDERS MILL ROAD
                         PLAINSBORO, NEW JERSEY 08536
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:
                    NUMBER, STREET, CITY, STATE, ZIP CODE)

                             --------------------

                                TERRY K. GLENN
                        MUNIYIELD NEW JERSEY FUND, INC.
             800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
       MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OFAGENT FOR SERVICE)

                             --------------------

                                  Copies to:

  FRANK P. BRUNO, ESQ.                          MICHAEL J. HENNEWINKEL, ESQ.
    BROWN & WOOD LLP                       MERRILL LYNCH ASSET MANAGEMENT, L.P.
 ONE WORLD TRADE CENTER                           800 SCUDDERS MILL ROAD
NEW YORK, NY 10048-0557                            PLAINSBORO, NJ 08536
                           -----------------------

===============================================================================


This amendment consists of the following:

(1)      Facing Sheet of the Registration Statement.

(2)      Part C to the Registration Statement (including signature page).

         The Proxy Statement and Prospectus are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (file No. 333-88483) filed on November 8, 1998.

         This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the private letter rulings received from the Internal Revenue Service.


                                    PART C

                               OTHER INFORMATION

Item 15.  Indemnification.

         Section 2-418 of the General Corporation Law of the State of Maryland, Article VI of the Registrant's Amended and Restated Articles of Incorporation, a form of which was previously filed as an exhibit to the Common Stock Registration Statement (defined below); Article VI of the Registrant's By-Laws, which was previously filed as an exhibit to the Common Stock Registration Statement, and the Investment Advisory Agreement, a form of which was previously filed as an exhibit to the Common Stock Registration Statement, provide for indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1993 Act and will be governed by the final adjudication of such issue.

         Reference is made to (i) Section 6 of the Purchase Agreement relating to the Registrant's Common Stock, a form of which was filed as an exhibit to the Common Stock Registration Statement, and (ii) Section 7 of the Purchase Agreement relating to the Registrant's AMPS, a form of which was filed as an exhibit to the AMPS Registration Statement (defined below), for provisions relating to the indemnification of the underwriter.

Item 16.  Exhibits.


   1(a)   --    Articles of Incorporation of the Registrant, dated February
                21, 1992.(d)
    (b)   --    Form of Articles Supplementary creating the Series A AMPS. (d)
    (c)   --    Form of Articles Supplementary creating additional Series A
                AMPS. (d)
    (d)   --    Article of Amendment to Articles Supplementary creating the
                Series A AMPS. (d)
    (e)   --    Form of Articles Supplementary creating the Series B AMPS.(a)
     2    --    By-Laws of the Registrant.(d)

__________
(a) Previously filed on October 5, 1999 as an exhibit to the Registrant's Registration Statement of Form N-14 (File No. 333-88483).

     3    --    Not Applicable.
     4    --    Form of Agreement and Plan of Reorganization among the
                Registrant and MuniVest New Jersey Fund, Inc. (included in
                Exhibit II to the Proxy Statement and Prospectus contained in this Registration Statement)(d)
     5    --    Copies of instruments defining the rights of stockholders, including the relevant portions of the Article of
                Incorporation and the By-Laws of the Registrant.(b)
     6    --    Form of Investment Advisory Agreement between Registrant and
                Fund Asset Management, L.P.(d)

     7(a) --    Form of Purchase Agreement for the Common Stock.(d)
      (b) --    Form of Purchase Agreement for the AMPS.(d)
      (c) --    Form of Merrill Lynch Standard Dealer Agreement.(d)

     8    --    Not applicable.

     9    --    Custodian Contract between the Registrant and The Bank of New
                York.(d)

    10    --    Not applicable.

    11    --    Opinion and Consent of Brown & Wood LLP, counsel for the
                Registrant.(d)
    12    --    Private Letter Ruling from the Internal Revenue Service.
    13(a) --    Transfer Agency, Dividend Disbursing Agency and Shareholder
                Servicing Agency Agreement between the Registrant and The Bank of New York.(d)
      (b) --    Form of Auction Agent Agreement(d)
      (c) --    Form of Broker-Dealer Agreement(d)
      (d) --    Form of Letter of Representations(d)
    14(a) --    Consent of Deloitte & Touche LLP, independent auditors for the Registrant.(d)
      (b) --    Consent of Ernst & Young LLP, independent auditors for MuniVest
                New Jersey Fund, Inc.(d)

    15    --    Not applicable.
    16    --    Power of Attorney(c)

Item 17.  Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

__________

(b)      Reference is made to Article V, Article VI (sections 2, 3, 4, 5 and
         6), Article VII, Article VIII, Article X, Article XI, Article XII and
         Article XIII of the Registrant's Articles of Incorporation, filed as Exhibit (1)(a) to the Registration Statement, and to Article II,
         Article III (sections, 1, 2, 3, 5, and 17), Article VI, Article VII,
         Article XII, Article XIII and Article XIV of the Registrant's By-Laws filed as Exhibit (2). Reference is also made to the Form of Articles Supplementary filed as Exhibits 1(b), 1(c) and 1(e) and to the Articles of Amendment to Articles Supplementary filed as Exhibit 1(d) hereto.
(c) Included on the signature page of the Registrant's Registration Statement on Form N-14 filed on October 5, 1999 and incorporated by reference herein.

(d) Filed on November 9, 1999 as an exhibit to the Registrant's Registration Statement on Form N-14.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at the time shall be deemed to be the initial bona fide offering of them.

         (3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                  SIGNATURES


         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the township of Plainsboro and State of New Jersey, on the 15th day of March, 2000.

                                         MUNIYIELD NEW JERSEY FUND, INC.
                                                  (Registrant)


                                         By: /s/  Terry K. Glenn
                                            ------------------------------------
                                                  (Terry K. Glenn,
                                                   President and Director)

         As required by the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


                    Signatures                                       Title                             Date
                    ----------                                       -----                             ----


                  TERRY K. GLENN*                      President and Director (Principal
---------------------------------------------------            Executive Officer)
                 (Terry K. Glenn)
                 DONALD C. BURKE*                         Vice President and Treasurer
---------------------------------------------------   (Principal Financial and Accounting
                 (Donald C. Burke)                                  Officer)
                JAMES H. BODURTHA*                                  Director
---------------------------------------------------
                (James H. Bodurtha)
                HERBERT I. LONDON*                                  Director
---------------------------------------------------
                (Herbert I. London)
                 ROBERT R. MARTIN*                                  Director
---------------------------------------------------
                (Robert R. Martin)
                  JOSEPH L. MAY*                                    Director
---------------------------------------------------
                  (Joseph L. May)
                 ANDRE F. PEROLD*                                   Director
---------------------------------------------------
                 (Andre F. Perold)
                  ARTHUR ZEIKEL*                                    Director

---------------------------------------------------
                  (Arthur Zeikel)

*BY:  /S/  TERRY K. GLENN                                                                          March 15, 2000
---------------------------------------------------
        (Terry K. Glenn, Attorney-in-fact)



                                 EXHIBIT INDEX

12-- Private Letter Ruling from The Internal Revenue Service.


Internal Revenue Service                           Department of the Treasury

Index Number: 0368.03-00; 0368.13-00               Washington, DC 20224

Donald C. Burke                                    Person to Contact:
Vice President and Treasurer                       Daniel Fisher, 50-11951
MuniYield New Jersey Fund, Inc.                    Telephone Number:
800 Scudders Mill Road                             (202) 622-7790
Plainsboro, New Jersey 08536                       Refer Reply To:
                                                   CC:DOM:CORP:3-PLR-115774-99
                                                   Date:

Acquiring                   =        MuniYield New Jersey Fund, Inc.,
                                     a Maryland corporation
                                     EIN: 22-3153971

Target                      =        MuniVest New Jersey Fund, Inc.,
                                     a Maryland corporation
                                     EIN: 22-3229824

State A                     =        Maryland
      -

State B                     =        New Jersey
      -

State B Tax                 =        New Jersey personal income taxes
      -

Dear Mr. Burke:

         This letter responds to your representative's September 24, 1999 request for rulings on the federal income tax consequences of a proposed transaction. Additional information with respect to the proposed transaction was submitted in letters dated December 6, 1999, January 7, 2000, and January 12, 2000. The information submitted for consideration is summarized below.

         Acquiring is incorporated under the laws of State A and registered under the Investment Company Act of 1940 (the "l940 Act") as a non-diversified closed-end management investment company. Acquiring has elected to be taxed as a regulated investment company ("RIC") under ss.ss. 851-855. Acquiring's investment objective is to provide shareholders with high current income exempt from federal income tax and State B Tax. Acquiring pursues its investment objective by investing primarily in a portfolio of long-term municipal obligations issued by or on behalf of State B.

         Target is incorporated under the laws of State A and registered under the 1940 Act as a non-diversified closed-end management investment company. Target has elected to be taxed as a RIC under ss.ss. 851-855. Target's investment objective is to provide shareholders with high current income exempt from federal income tax and State B Tax. Target pursues its investment objective by investing primarily in a portfolio of long-term municipal obligations issued by or on behalf of State B.

         Acquiring and Target each has one class of voting common stock and one class of voting preferred stock outstanding. Both file their income tax returns based on the accrual method of accounting.

         Acquiring and Target have approved a plan of reorganization for what are represented to be valid business reasons. Pursuant to the plan, the following transaction is proposed (the "Transaction"):

         (1) Target will transfer all of its assets and liabilities to Acquiring in exchange for newly issued Acquiring voting common stock and voting preferred stock (the "Transfer").

         (2) Target will liquidate and distribute to its shareholders all of the Acquiring stock received in the exchange. Each Target shareholder will receive, on a pro rata basis, shares of the class of Acquiring stock with the same class designation and respective rights as the Target stock held by such shareholder immediately prior to the Transfer.

         (3) Target will dissolve in accordance with the laws of State A and will terminate its registration under the 1940 Act.

         (4) Acquiring may sell up to 66% of the assets received in the Transaction to unrelated purchasers and will reinvest any proceeds consistent with its investment objectives and policies.

         The following representations have been made in connection with the
Transaction:

         (a) The fair market value of the Acquiring stock received by each Target shareholder will be approximately equal to the fair market value of the Target stock surrendered in the exchange.

         (b) Acquiring will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by Target immediately prior to the Transaction. For purposes of this representation, amounts paid by Target to dissenters, amounts used by Target to pay its reorganization expenses, and all redemptions and distributions (except for regular, normal dividends) made by Target immediately preceding the transfer will be included as assets of Target held immediately prior to the Transaction.

         (c) Acquiring has no plan or intention to reacquire any of its stock issued in the Transaction.

         (d) After the Transaction, Acquiring will use the assets acquired from Target, except that a portion of these assets may be sold or otherwise disposed of in the ordinary course of Acquiring's business. Any proceeds will be invested in accordance with Acquiring's investment objectives. Acquiring has no plan or intention to sell or dispose of any of the assets of Target acquired in the Transaction, except for dispositions made in the ordinary course of business or transfers described in ss. 368(a)(2)(C).

         (e) Target will distribute to its shareholders the stock of Acquiring it receives pursuant to the plan of reorganization.

         (f) The liabilities of Target assumed by Acquiring and any liabilities to which the transferred assets of Target are subject were incurred by Target in the ordinary course of its business.

         (g) Following the Transaction, Acquiring will continue the historic business of Target or use a significant portion of Target's historic business assets in the continuing business.

         (h) Acquiring, Target, and the shareholders of Target will pay their respective expenses, if any, incurred in connection with the Transaction.

         (i) There is no intercorporate indebtedness existing between Target and Acquiring that was issued, acquired or will be settled at a discount.

         (j) Acquiring and Target each meets the requirements of a regulated investment company as defined inss. 368(a)(2)(F).

         (k) Acquiring does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of Target.

         (1) The fair market value of the assets of Target transferred to Acquiring will equal or exceed the sum of the liabilities assumed by Acquiring, plus the amount of liabilities, if any, to which the transferred assets are subject.

         (m) Cash is being distributed to the shareholders of Target in lieu of fractional shares of Acquiring solely to save Acquiring the expense and inconvenience of issuing and transferring fractional shares. Such cash does not represent separately bargained for consideration in the Transaction. The total cash consideration that will be paid to the Target shareholders instead of issuing fractional shares of Acquiring stock will not exceed one percent of the total consideration that will be issued in the Transaction to the Target shareholders in exchange for their shares of Target stock. The fractional share interests of each shareholder of Target will be aggregated, and no Target shareholder will receive cash in an amount equal to or greater than the value of one full share of Acquiring stock.

         (n) Target is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of ss. 368(a)(3)(A).

         (o) Target and Acquiring have elected to be taxed as RICs under ss. 851 and, for all of their taxable periods (including Target's last short taxable period ending on the date of the Transaction), have qualified for the special tax treatment afforded RICs under the Internal Revenue Code. After the Transaction, Acquiring intends to continue to so qualify.

         (p) There is no plan or intention for Acquiring (the issuing corporation as defined in ss. 1.368-1 (b)), or any person related (as defined in ss. 1. 368-1 (e)(3)) to Acquiring, to acquire, during the five year period beginning on the date of the Transaction, with consideration other than Acquiring stock, Acquiring stock furnished in exchange for a proprietary interest in Target in the Transaction, either directly or through any transaction, agreement, or arrangement with any other person, except for cash distributed to the Target common shareholders in lieu of fractional shares of Acquiring common stock.

         (q) During the five year period ending on the date of the Transaction, (i) neither Acquiring, nor any person related (as defined inss. 1.368-1(e)(3)) to Acquiring, will have acquired Target stock with consideration other than Acquiring stock, (ii) neither Target, not any person related (as defined inss. 1.368-1 (e)(3) without regard toss. 1.368-1 (e)(3)(i)(A)) to Target, will have acquired Target stock with consideration other than Acquiring stock or Target stock, and (iii) no distributions will have been made with respect to Target stock (other than regular, normal dividend distributions made pursuant to Target's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for (a) cash paid to dissenters and (b) distributions described inss.ss. 852 and 4982, as required for Target's tax treatment as a RIC.

         (r) The aggregate value of the acquisitions, redemptions, and distributions described in paragraphs (p) and (q) above will not exceed 50 percent of the value (without giving effect to the acquisitions, redemptions, and distributions) of the proprietary interest in Target on the effective date of the Transaction.

         Based solely on the information submitted and on the representations set forth above, we hold as follows:

         (1) The acquisition by Acquiring of substantially all of the assets of Target in exchange for voting stock of Acquiring and Acquiring's assumption of Target's liabilities, followed by the distribution by Target to its shareholders of Acquiring stock and any remaining assets, in complete liquidation, will qualify as a reorganization within the meaning of ss. 368(a)(1)(C). Target and Acquiring will each be a "party to a reorganization" within the meaning of ss. 368(b).

         (2) Target will recognize no gain or loss upon the transfer of substantially all of its assets to Acquiring in exchange for voting stock of Acquiring and Acquiring's assumption of Target's liabilities or upon the distribution of the Acquiring stock to the Target shareholders. Sections 361(a) and (c) and 357(a).

         (3) Acquiring will recognize no gain or loss on the receipt of the assets of Target in exchange for voting stock of Acquiring. Section 1032(a).

         (4) The basis of Target's assets in the hands of Acquiring will be the same as the basis of those assets in the hands of Target immediately prior to the Transaction. Section 362(b).

         (5) Acquiring's holding period for the Target assets acquired will include the period during which such assets were held by Target. Section 1223(2).

         (6) The Target shareholders will recognize no gain or loss on the receipt of voting stock of Acquiring solely in exchange for their Target stock (including fractional shares to which they may be entitled). Section 354(a)(1).

         (7) The basis of the Acquiring stock received by the Target shareholders will be the same as the basis of the Target stock surrendered in exchange therefor. Section 358(a)(1).

         (8) The holding period of the Acquiring stock received by the Target shareholders in exchange for their Target stock (including fractional shares to which they may be entitled) will include the period that the shareholder held the Target stock exchanged therefor, provided that the shareholder held such stock as a capital asset on the date of the exchange.
                  Section 1223(l).

         (9) The payment of cash to the Target shareholders in lieu of fractional shares of Acquiring will be treated as though the fractional shares were distributed as part of the Transaction and then redeemed by Acquiring. The cash payments will be treated as distributions in full payment for the fractional shares deemed redeemed underss. 302(a), with the result that such Target shareholders will have short-term or long-term capital gain or loss to the extent that the cash they receive differs from the basis allocable to such fractional shares. (Rev. Rul. 66-365, 1966-2 C.B. 116, and Rev. Proc-77-41, 1977-2 C.B. 574).

         (10) Pursuant to ss.381(a) and ss. 1.381(a)-1, the tax year of Target will end on the effective date of the Transaction and Acquiring will succeed to and take into account the items of Target described in ss. 381(c), subject to the provisions and limitations specified in ss.ss. 381, 382, 383, and 384, and the regulations thereunder.

         No opinion is expressed about the tax treatment of the Transaction under other provisions of the Code and regulations or about the tax treatment of any conditions existing at the time of, or effects resulting from, the transactions that are not specifically covered by the above rulings. Specifically, no opinion was requested, and none is expressed, about whether Acquiring or Target qualify as a RIC that is taxable under Subchapter M, Part 1 of the Code.

         The rulings contained in this letter are based upon information and representations submitted by the taxpayer and accompanied by a penalty of perjury statement executed by an appropriate party. While this office has not verified any of the material submitted in support of the request for rulings, it is subject to verification on examination.

         This ruling is directed only to the taxpayer(s) requesting it.
Section 6110(k)(3) of the Code provides that it may not be used or cited as precedent.

         In accordance with the Power of Attorney on file with this office, a copy of this letter is being sent to your authorized representative.

         A copy of this letter must be attached to any income tax return to which it is relevant.

                                   Sincerely yours,

                                   Assistant Chief Counsel (Corporate)


                                   By: /s/ Michael J. Wilder
                                      --------------------------------
                                           Michael J. Wilder
                                           Assistant to the Chief, Branch 3